UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-01792
Van Kampen Capital Growth Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)       (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 6/30
Date of reporting period: 3/31/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Capital Growth Fund
Portfolio of Investments March 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 97.4%
Air Freight & Logistics 4.3%
C.H. Robinson Worldwide, Inc.	967,359	$44,121,244
Expeditors International of Washington, Inc.	2,173,462	61,487,240

		105,608,484

Casinos & Gaming 1.5%
Wynn Resorts Ltd. (a)	1,783,728	35,621,048

Communications Equipment 7.1%
Cisco Systems, Inc. (a)	3,740,988	62,736,369
QUALCOMM, Inc.	1,554,554	60,487,696
Research In Motion Ltd. (Canada) (a)	1,191,543	51,319,757

		174,543,822

Computer Hardware 5.4%
Apple, Inc. (a)	1,264,218	132,894,596

Construction Materials 2.7%
Cemex SAB de CV — ADR (Mexico) (a)	3,207,341	20,045,881
Martin Marietta Materials, Inc.	590,835	46,853,216

		66,899,097

Consumer Finance 3.8%
American Express Co.	1,762,322	24,020,449
Redecard SA (Brazil)	5,615,460	67,901,133

		91,921,582

Data Processing & Outsourced Services 4.8%
MasterCard, Inc., Class A	512,491	85,831,993
Visa, Inc., Class A	553,129	30,753,972

		116,585,965

Distributors 2.6%
Li & Fung Ltd. (Bermuda)	27,098,000	63,650,564

Diversified Commercial & Professional Services 0.6%
Corporate Executive Board Co.	1,070,915	15,528,267

	Number of
Description	Shares	Value

Electrical Components & Equipment 0.9%
First Solar, Inc. (a)	171,120	$22,707,624

Fertilizers & Agricultural Chemicals 7.4%
Monsanto Co.	2,183,436	181,443,532

Health Care Equipment 1.7%
Gen-Probe, Inc. (a)	491,947	22,422,944
Intuitive Surgical, Inc. (a)	199,571	19,031,091

		41,454,035

Human Resource & Employment Services 0.4%
Monster Worldwide, Inc. (a)	1,331,302	10,850,111

Internet Retail 8.1%
Amazon.com, Inc. (a)	2,689,472	197,514,824

Internet Software & Services 13.1%
Baidu, Inc. — ADR (Cayman Islands) (a)	233,891	41,305,151
eBay, Inc. (a)	2,694,060	33,837,394
Google, Inc., Class A (a)	500,678	174,265,985
Tencent Holdings Ltd. (Cayman Islands)	7,992,800	59,387,740
Yahoo!, Inc. (a)	893,367	11,444,031

		320,240,301

Life Sciences Tools & Services 2.9%
Illumina, Inc. (a)	1,871,013	69,676,524

Multi-Line Insurance 1.2%
Loews Corp.	1,358,747	30,028,309

Multi-Sector Holdings 2.3%
Leucadia National Corp. (a)	3,689,234	54,932,694

Oil & Gas Exploration & Production 7.9%
Southwestern Energy Co. (a)	2,606,287	77,380,661
Ultra Petroleum Corp. (Canada) (a)	3,239,624	116,270,105

		193,650,766

	Number of
Description	Shares	Value

Other Diversified Financial Services 1.6%
BM&F BOVESPA SA (Brazil)	12,635,821	$38,292,843

Pharmaceuticals 1.6%
Allergan, Inc.	827,220	39,508,027

Property & Casualty Insurance 2.6%
Berkshire Hathaway, Inc., Class B (a)	22,182	62,553,240

Publishing 0.4%
McGraw-Hill Cos., Inc.	475,922	10,884,336

Real Estate Management & Development 3.7%
Brookfield Asset Management, Inc., Class A (Canada)	6,511,322	89,726,017

Restaurants 2.4%
Starbucks Corp. (a)	5,274,044	58,594,629

Specialized Finance 2.3%
CME Group, Inc.	228,596	56,323,768

Systems Software 0.8%
VMware, Inc., Class A (a)	772,838	18,254,434

Wireless Telecommunication Services 3.3%
America Movil SAB de CV, Ser L — ADR (Mexico)	1,757,963	47,605,638
China Mobile Ltd. — ADR (China)	757,798	32,979,369

		80,585,007

Total Long-Term Investments 97.4% (Cost $3,993,646,934)		2,380,474,446

Repurchase Agreements 2.7%
Banc of America Securities ($3,499,776 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 03/31/09, to be sold on 04/01/09 at $3,499,786)		3,499,776

Description	Value

Repurchase Agreements (continued)
Citigroup Global Markets, Inc. ($34,997,764 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.13%, dated 03/31/09, to be sold on 04/01/09 at $34,997,890)	$34,997,764
Citigroup Global Markets, Inc. ($16,798,927 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $16,798,992)	16,798,927
JPMorgan Chase & Co. ($10,499,329 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $10,499,370)	10,499,329
State Street Bank & Trust Co. ($180,204 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/09, to be sold on 04/01/09 at $180,204)	180,204

Total Repurchase Agreements 2.7% (Cost $65,976,000)	65,976,000

Total Investments 100.1% (Cost $4,059,622,934)	2,446,450,446

Liabilities in Excess of Other Assets (0.1%)	(1,321,390)

Net Assets 100.0%	$2,445,129,056

Percentages are calculated as a percentage of net assets.
Certain securities trading in foreign markets that close before the New York Stock Exchange have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. The total market value of these securities is $123,038,304.

(a) Non-income producing security.
ADR — American Depositary Receipt
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments
Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1—Quoted Prices	$2,257,436,141
Level 2—Other Significant Observable Inputs	189,014,305
Level 3—Significant Unobservable Inputs	-0-

Total	$2,446,450,446

Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Capital Growth Fund
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: May 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: May 19, 2009
By: /s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: May 19, 2009